Prudential Day One Income Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	469,725	$4,809,984
PGIM Global Real Estate Fund (Class R6)	59,043	1,492,611
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	15,583	296,695
PGIM QMA Commodity Strategies Fund (Class R6)*	133,020	1,503,128
PGIM QMA International Developed Markets Index Fund (Class R6)	103,463	1,478,480
PGIM QMA Large-Cap Core Equity Fund (Class R6)	173,737	3,474,740
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	20,748	294,828
PGIM QMA US Broad Market Index Fund (Class R6)	98,891	1,873,981
PGIM TIPS Fund (Class R6)	654,418	6,923,740
PGIM Total Return Bond Fund (Class R6)	332,493	4,811,171

Total Long-Term Investments (cost $23,573,942)		26,959,358

Short-Term Investment 10.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,051,662)	3,051,662	3,051,662

TOTAL INVESTMENTS 100.1% (cost $26,625,604)(wd)		30,011,020
Liabilities in excess of other assets (0.1)%		(27,681)

Net Assets 100.0%		$29,983,339

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds